Basis of preparation and significant accounting policies_Evaluation results of credit risk of financial assets at the date of initial recognition (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	₩ 2,079,605,000,000
Increases (B-A)	307,583,000,000
Loss allowance per IFRS 9 (B)	₩ 2,387,188,000,000
Description of initial application of impairment requirements for financial instruments	The impairment model under IFRS 9 reflects expected credit losses, as opposed to incurred credit losses under IFRS 9. Under the impairment approach in IFRS 9, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Instead, the Group accounts for expected credit losses and changes in those expected credit losses. The amount of expected credit losses should be updated at each reporting date to reflect changes in credit risk since initial recognition. The Group is required to recognize the expected credit losses for financial instruments measured at amortized cost or FVTOCI, and loan commitments and financial guarantee contracts that are subject to the impairment provisions of IFRS 9. In particular, when the credit risk of the financial instruments are significantly increased after initial recognition, or when the credit quality of the financial instruments are already impaired at acquisition, the loss allowance is measured as the expected credit loss for the whole life of the financial assets. If the credit risk of a financial instruments does not increase significantly after initial recognition (excluding POCI loans - for financial assets already impaired at initial recognition), the Group measures the loss allowance on the financial instruments at the amount equivalent to the expected 12-month credit loss.
Deposit - Loans and receivables (IAS39) - Loan and other financial assets at amortized cost (IFRS9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	₩ 2,458,000,000
Increases (B-A)	634,000,000
Loss allowance per IFRS 9 (B)	3,092,000,000
Debt securities - Available-for-sale financial assets (IAS39) - Financial assets at FVTOCI (IFRS9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	0
Increases (B-A)	4,236,000,000
Loss allowance per IFRS 9 (B)	4,236,000,000
Debt securities - Held to maturity financial assets (IAS39) - Securities at amortized cost (IFRS9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	0
Increases (B-A)	5,078,000,000
Loss allowance per IFRS 9 (B)	5,078,000,000
Loans and other financial assets - Loans and receivables (IAS39) - Loans and other financial assets at amortized cost (IFRS9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	1,827,785,000,000
Increases (B-A)	249,088,000,000
Loss allowance per IFRS 9 (B)	2,076,873,000,000
Payment guarantee
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	183,247,000,000
Increases (B-A)	9,677,000,000
Loss allowance per IFRS 9 (B)	192,924,000,000
Provision for loan commitments
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance per IAS 39 (A)	66,115,000,000
Increases (B-A)	38,870,000,000
Loss allowance per IFRS 9 (B)	₩ 104,985,000,000